Accruals And Other Payables	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accruals and other Payables
11. ACCRUALS AND OTHER PAYABLES

	As of December 31,	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
Current:
Staff salaries and welfare payables	94,133	52,526	8,242
Accrued external research and development activities related expenses	218,583	367,976	57,743
Accrued cost in relation to planned dual listing	2,010	4,793	752
Accrued private placement offering costs payable	128,786	—	—
Termination fee (Note 18)	—	57,381	9,004
Non-refundable incentive payment from depositary bank (1)	2,424	2,369	372
Accrued traveling expenses, office expenses and others	114,622	108,290	16,994

	560,558	593,335	93,107

Non-current:
Non-refundable incentive payment from depositary bank (1)	7,474	4,934	774
Non-refundable payment received in relation to the exclusive promotion right granted to a third party (2)	—	10,000	1,569
Advance payment received from an employee for exercise of stock options	1,501	—	—

	8,975	14,934	2,343

Total	569,533	608,269	95,450

(1)
The Group received a
non-refundable
incentive payment of US$1,857 (equivalent to approximately RMB12,982) from depositary bank in April 2020. The amount was recorded ratably as other gains over a five-year arrangement period. For the years ended December 31, 2020 and 2021, the Group has recorded RMB2,348 and RMB2,395 as other income in the consolidated statements of comprehensive income (loss) respectively.

(2)
In November 2021, the Group entered into a collaboration agreement with a third party located in China to grant the third party an exclusive right to conduct promotion activities for the TJ202 drug products in designated hospitals after the commercialization of TJ202 in future years. In November 2021, the Group received a non-refundable
payment of RMB10,000 from the third party and recorded it as the non-current
liabilities in the consolidated balance sheet as of December 31, 2021. This amount will be recorded as the deduction of the selling expenses after the commercialization of TJ202 products.